EQUITY - Additional Information (Details)			3 Months Ended		6 Months Ended
		Mar. 27, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) subsidiary $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Equity			$ 15,439,000,000	$ 15,321,000,000	$ 15,439,000,000		$ 15,321,000,000		$ 15,311,000,000	$ 17,308,000,000
Exchange ratio, exchangeable shares | shares		1
Decrease through other distributions to owners, equity	[1]				478,000,000		3,645,000,000
Dividends recognised as distributions to owners			0	0	0		0
Partnership commitment agreement, maximum amount					1,500,000,000
Fixed preferential cumulative distribution percentage			$ 725,000,000		$ 725,000,000				725,000,000
Incentive distribution threshold reduction percentage			7.00%		7.00%
Remaining capacity available on the commitment					$ 25,000,000
Entities with joint control or significant influence
Incentive distribution rights based on percent increase in unit price					20.00%
Volume-weighted average price (in dollars per share) | $ / shares			$ 33.06
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares			$ 33.81
Dividends recognised as distributions to owners				0
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary					69.00%
Class A shareholders
Equity			$ 5,431,000,000	$ 5,426,000,000	$ 5,431,000,000		5,426,000,000		5,451,000,000	5,117,000,000
Decrease through other distributions to owners, equity	[1]				$ 26,000,000		$ 27,000,000
Weighted average number of ordinary shares outstanding (in shares) | shares			206,200,000	211,000,000.0	207,000,000.0		213,300,000
Units repurchased and canceled (in shares) | shares					499,420
Brookfield corporation
Units repurchased and canceled (in shares) | shares					(98,088)
BBU’s NCIB
Units repurchased and canceled (in shares) | shares				(3,559,221)			0
BBHC exchangeable shares
Units repurchased and canceled (in shares) | shares					891,240		0
Number of shares exchanged | shares			0	184	0		184
Equity attributable to owners of parent
Weighted average number of ordinary shares outstanding (in shares) | shares			4	4	4		4
Brookfield Asset Management Inc. | Preference shares
Unit issuance					$ 15,000,000
Number of partnership's subsidiaries (in subsidiaries) | subsidiary					3
Cumulative preferencial cash dividend as a percentage of redemption value					5.00%
BBHC NCIB Exchangeable Shares
Units repurchased and canceled (in shares) | shares		98,336					2,957,523
Preferred securities
Equity			$ 740,000,000	$ 740,000,000	$ 740,000,000		$ 740,000,000		740,000,000	740,000,000
Decrease through other distributions to owners, equity	[1]				26,000,000		26,000,000
Class A shares
Decrease through other distributions to owners, equity			$ 13,000,000	$ 14,000,000	$ 26,000,000		$ 27,000,000
Percentage of voting equity interests acquired			25.00%		25.00%
Units repurchased and canceled (in shares) | shares					1,565,451
Class A shares | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares			$ 0.0625	$ 0.0625	$ 0.0625		$ 0.0625
Preferred equity securities
Decrease through other distributions to owners, equity			$ 13,000,000	$ 13,000,000	$ 26,000,000		$ 26,000,000
Interest of others in operating subsidiaries
Equity			9,268,000,000	9,155,000,000	9,268,000,000		9,155,000,000		$ 9,120,000,000	$ 11,451,000,000
Decrease through other distributions to owners, equity			$ 234,000,000	$ 76,000,000	$ 426,000,000	[1]	$ 3,592,000,000	[1]
Class B shares
Percentage of voting equity interests acquired			75.00%		75.00%

[1]	See Note 20 for additional information on distributions, share repurchases, and ownership changes and other.